MINING AND PROCESSING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mining and processing costs comprise:
Depreciation and amortization	$ 0
Mining and processing costs	0
Kibali Jersey Limited [member]
Mining and processing costs comprise:
Mine production costs	232,209	$ 202,323	$ 177,467
Movement in production inventory and ore stockpiles	28,933	(7,389)	8,234
Depreciation and amortization	264,415	210,925	192,509
Other mining and processing costs	173,423	188,863	172,502
Mining and processing costs	$ 698,980	$ 594,722	$ 550,712